Shareholder Report	12 Months Ended	24 Months Ended
	Jun. 30, 2026 USD ($) holding	Jun. 30, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
C000252534 [Member]
Shareholder Report [Line Items]
Fund Name	Intelligent Alpha Atlas ETF (formerly known as Intelligent Livermore ETF)
Class Name	Intelligent Alpha Atlas ETF (formerly known as Intelligent Livermore ETF)
Trading Symbol	GPT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about the Intelligent Alpha Atlas ETF (the “Fund”) for the period of July 1, 2025 to June 30, 2026 (the “Period”). You can find additional information about the Fund at https://iaetfs.com/etf/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary. This report describes changes to the Fund that occurred during the reporting period.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iaetfs.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://iaetfs.com/etf/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$78	0.69%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

Average Annual Return [Table Text Block]

PERFORMANCE
	One Year	Since Inception (9/17/2024)
Intelligent Alpha Atlas ETF - NAV	26.78%	18.95%
Solactive GBS Global Markets All Cap Index	24.50%	20.41%
S&P 500 Index	22.32%	18.86%
The Solactive GBS Global Markets All Cap Index is provided as a broad measure of market performance. The S&P 500 Index is provided as a measure of the Fund’s investment strategy and universe.
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://iaetfs.com/etf/ for more recent performance information.

Performance Inception Date		Sep. 17, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 23,689,992	$ 23,689,992
Holdings Count | holding	88	88
Advisory Fees Paid, Amount	$ 145,242
Investment Company, Portfolio Turnover	315.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$23,689,992	Fund Advisory Fees	$145,242
# of Portfolio Holdings	88	Portfolio Turnover Rate*	315%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

TOP 10 SECTORS (as a % of Net Assets)
Industrials	26.4%
Financials	25.8%
Health Care	12.8%
Energy	9.6%
Materials	8.3%
Utilities	5.6%
Communication Services	4.0%
Information Technology	3.5%
Consumer Discretionary	2.9%
Consumer Staples	0.7%

TOP 10 HOLDINGS (as a % of Net Assets)
Quanta Services, Inc.	4.6%
Vertiv Holdings Co. - Class A	4.6%
Eaton Corp PLC	3.9%
Eli Lilly & Co.	2.8%
SoftBank Group Corp. - ADR	2.8%
Hubbell, Inc.	2.6%
JPMorgan Chase & Co.	2.5%
KB Financial Group, Inc. - ADR	2.4%
Honda Motor Co Ltd - ADR	2.3%
Vertex Pharmaceuticals, Inc.	2.1%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund’s current prospectus, dated October 31, 2025, at https://iaetfs.com/etf/ or upon request at (215) 330-4476.
Effective September 29, 2025, the Fund’s name changed from “Intelligent Livermore ETF” to “Intelligent Alpha Atlas ETF” and the ticker symbol changed from “LIVR” to “GPT”.